UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust

175 Federal Street, Suite #875
Boston, MA 02110

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer
175 Federal Street, Suite #875
Boston, MA 02110

Date of fiscal year end: June 30

Date of reporting period: July 1, 2025 – December 31, 2025

Item 1.  Reports to Stockholders.

(a)     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

ERShares Global Entrepreneurs

ENTIX

:  Institutional Class

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the ERShares Global Entrepreneurs (the "Fund") for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://entrepreneurshares.com/investor-resources/. You can also request this information by contacting us at (877) 271-8811.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.98%

Sector Weightings (% of net assets)

Value	Value
Consumer Staples	0.6%
Energy	1.1%
Utilities	1.7%
Partnership Shares	1.8%
Materials	3.3%
Industrial	5.6%
Money Market Fund	7.0%
Health Care	7.2%
Financials	7.5%
Consumer Discretionary	7.8%
Communications	17.8%
Technology	38.6%

Fund Statistics

Total Net Assets	$46,295,330
# of Portfolio Holdings	57
Portfolio Turnover Rate	22%
Investment Advisory Fees (Net of fees waived)	$146,925

ERShares Global Entrepreneurs

ENTIX

214S-ENTIX-25

Semi-Annual Shareholder Report - December 31, 2025

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://entrepreneurshares.com/investor-resources/.

P.O. Box 588

Portland, ME 04112

(877) 271-8811

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of financial statements filed under Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

EntreprenuerShares Series Trust
TM
ERShares Global Entrepreneurs (ENTIX)
Semi-Annual Financial Statements
and Other Information
December 31, 2025
(Unaudited)

ERShares Global Entrepreneurs
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2025

The accompanying notes are an integral part of these financial statements.
Shares Security Description Value
Common Stock - 91.2%
Australia - 3.1%
Communications - 1.2%
34,715 SEEK, Ltd. $ 535,622
535,622
Health Care - 0.5%
33,555 Telix Pharmaceuticals, Ltd.
(a)
250,801
250,801
Technology - 1.4%
33,491 Technology One, Ltd. 624,912
624,912
Total Australia 1,411,335
Canada - 3.3%
Technology - 3.3%
179 Constellation Software, Inc./Canada 430,549
6,883 Shopify, Inc.
(a)
1,107,957
1,538,506
Total Canada 1,538,506
Ireland - 1.7%
Health Care - 1.7%
27,809 Alkermes PLC
(a)
778,096
Total Ireland 778,096
Israel - 7.3%
Communications - 1.9%
8,319 Wix.com, Ltd.
(a)
864,261
864,261
Technology - 5.4%
6,528 Check Point Software Technologies, Ltd.
(a)
1,211,336
8,733 Monday.com, Ltd.
(a)
1,288,641
2,499,977
Total Israel 3,364,238
Japan - 2.1%
Communications - 1.1%
20,556 GMO internet group, Inc. 514,162
514,162
Consumer Discretionary - 1.0%
14,436 Sanrio Co., Ltd. 453,153
453,153
Total Japan 967,315
Netherlands - 0.4%
Technology - 0.4%
2,013 Topicus.com, Inc.
(a)
186,480
Total Netherlands 186,480
Singapore - 2.8%
Communications - 1.7%
6,194 Sea, Ltd., ADR
(a)
790,169
790,169
Consumer Staples - 0.6%
123,149 Wilmar International, Ltd. 295,082
295,082
Technology - 0.5%
4,865 Karooooo, Ltd. 221,357
221,357
Total Singapore 1,306,608
Sweden - 4.3%
Communciations - 0.5%
21,460 Asmodee Group AB, Class B
(a)
246,942
246,942
Consumer Discretionary - 0.6%
4,269 Evolution AB
(b)
292,034
292,034
Shares Security Description Value
Technology - 3.2%
21,460 Coffee Stain Group AB
(a)
$ 53,962
21,460 Embracer Group AB
(a)
141,443
2,191 Spotify Technology SA
(a)
1,272,336
1,467,741
Total Sweden 2,006,717
Thailand - 1.4%
Industrial - 1.4%
1,463 Fabrinet
(a)
666,075
Total Thailand 666,075
United Kingdom - 1.0%
Consumer Discretionary - 1.0%
16,651 Klarna Group PLC
(a)
481,380
Total United Kingdom 481,380
United States - 61.7%
Communications - 11.4%
7,247 Alphabet, Inc., Class A 2,268,311
2,234 AppLovin Corp., Class A
(a)
1,505,314
12,384 Maplebear, Inc.
(a)
557,032
1,449 Meta Platforms, Inc., Class A 956,470
5,287,127
Consumer Discretionary - 3.1%
2,621 Airbnb, Inc., Class A
(a)
355,722
2,635 Amazon.com, Inc.
(a)
608,211
13,894 DraftKings, Inc.
(a)
478,787
1,442,720
Energy - 1.1%
3,046 Valero Energy Corp. 495,858
495,858
Financials - 7.5%
2,414 Coinbase Global, Inc.
(a)
545,902
14,841 Interactive Brokers Group, Inc. 954,425
8,381 Robinhood Markets, Inc., Class A
(a)
947,891
28,877 Toast, Inc., Class A
(a)
1,025,422
3,473,640
Health Care - 5.0%
2,920 Medpace Holdings, Inc.
(a)
1,640,018
2,806 ResMed, Inc. 675,881
2,315,899
Industrial - 4.2%
2,847 Clean Harbors, Inc.
(a)
667,565
18,680 Rocket Lab Corp.
(a)
1,303,117
1,970,682
Materials - 3.3%
15,262 Newmont Corp. 1,523,911
1,523,911
Technology - 24.4%
8,083 Affirm Holdings, Inc.
(a)
601,618
5,911 Arista Networks, Inc.
(a)
774,518
1,395 Corpay, Inc.
(a)
419,797
3,856 MongoDB, Inc.
(a)
1,618,325
15,587 NVIDIA Corp. 2,906,976
2,451 Oracle Corp. 477,724
2,658 Palo Alto Networks, Inc.
(a)
489,604
12,364 Pegasystems, Inc. 738,378
2,570 Salesforce, Inc. 680,819
6,251 Super Micro Computer, Inc.
(a)
182,967
1,188 Synopsys, Inc.
(a)
558,027
45,737 UiPath, Inc., Class A
(a)
749,629
2,409 Veeva Systems, Inc., Class A
(a)
537,761
2,203 Zscaler, Inc.
(a)
495,499
11,231,642

ERShares Global Entrepreneurs
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2025

The accompanying notes are an integral part of these financial statements.
Shares Security Description Value
Utilities - 1.7%
4,997 Vistra Corp. $ 806,166
Total United States 28,547,645
Uruguay - 2.1%
Consumer Discretionary - 2.1%
477 MercadoLibre, Inc.
(a)
960,802
Total Uruguay 960,802
Total Common Stock (Cost $31,875,977) 42,215,197
Partnership Shares - 1.8%
United States - 1.8%
27,103 FIKA Holdings SPV QP, LP
(a)(c)(d)(e)(f)
833,546
Total Partnership Shares (Cost $1,020,000) 833,546
Money Market Fund - 7.0%
3,253,307 Fidelity Investments Money Market
Treasury Only Portfolio, Class I, 3.66%
(g)
3,253,307
Total Money Market Fund
(Cost $3,253,307) 3,253,307
Investments, at value - 100.0% (Cost $36,149,284) $ 46,302,050
Other Assets & Liabilities, Net – (0.0)% (6,720)
Net Assets - 100.0% $ 46,295,330
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities
Act of 1933. At the period end, the value of these securities amounted to $292,034 or 0.6% of net assets.
(c) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $833,546 or 1.8% of net assets.
(d) Illiquid security.
(e) Restricted investment as to resale.
(f) Delaware limited partnership holding investment in Klarna PLC.
(g) Rate disclosed is the seven day effective yield as of December 31,
2025.

ERShares Global Entrepreneurs
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
December 31, 2025

The accompanying notes are an integral part of these financial statements.
ASSETS
Investments, at value (cost $36,149,284) $ 46,302,050
Cash 5,502
Receivables:
Dividends and interest receivable 21,987
Prepaid expenses 8,564
Total Assets
46,338,103
LIABILITIES
Accrued Liabilities:
Investment Advisor fees 21,402
Trustees’ fees and expenses 2,843
Other expenses 18,528
Total Liabilities
42,773
NET ASSETS
$ 46,295,330
COMPONENTS OF NET ASSETS
Paid-in capital $ 48,934,398
Distributable earnings (2,639,068)
NET ASSETS
$ 46,295,330
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,338,433
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 19.80

ERShares Global Entrepreneurs
STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended December 31, 2025

The accompanying notes are an integral part of these financial statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $(5,156)) $ 91,562
Securities lending 7,708
Total Investment Income
99,270
EXPENSES
Investment Advisor fees 211,394
Fund services fees 37,711
Custodian fees 6,414
Registration fees 8,602
Professional fees 10,673
Trustees' fees and expenses 2,671
Other expenses 20,581
Total Expenses 298,046
Fees waived
(65,296)
Net Expenses
232,750
NET INVESTMENT LOSS
(133,480)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
3,369,594
Foreign currency transactions
(695)
Net realized gain
3,368,899
Net change in unrealized appreciation (depreciation) on:
Investments
(1,317,731)
Foreign currency translations
(40)
Net change in unrealized appreciation (depreciation)
(1,317,771)
NET REALIZED AND UNREALIZED GAIN
2,051,128
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
1,917,648

ERShares Global Entrepreneurs
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.
For the Six
Months Ended
December 31, 2025
(Unaudited)
For the Year
Ended
June 30, 2025
OPERATIONS
Net investment income (loss) $ (133,480) $ 33,711
Net realized gain 3,368,899 7,765,987
Net change in unrealized appreciation (depreciation) (1,317,771) 5,189,170
Increase in Net Assets Resulting from Operations
1,917,648 12,988,868
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(19,873) (251,881)
CAPITAL SHARE TRANSACTIONS
Sale of shares 180,622 73,018
Reinvestment of distributions 19,796 251,046
Redemption of shares: (188,663) (4,116,987)
Increase (Decrease) in Net Assets from Capital Share Transactions
11,755 (3,792,923)
Increase in Net Assets
1,909,530 8,944,064
NET ASSETS
Beginning of Period
$ 44,385,800 $ 35,441,736
End of Period
$ 46,295,330 $ 44,385,800
SHARE TRANSACTIONS
Sale of shares 9,195 4,279
Reinvestment of distributions 992 15,114
Redemption of shares (9,519) (232,949)
Increase (Decrease) in Shares
668 (213,556)

ERShares Global Entrepreneurs
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

The accompanying notes are an integral part of these financial statements.
For the Six
Months Ended
December
31, 2025
(Unaudited)
For the Years Ended June 30,
2025 2024 2023 2022 2021
Selected Per Share Data:
NET ASSET VALUE,
Beginning of Period
$ 18.99 $ 13.89 $ 11.49 $ 10.19 $ 21.82 $ 16.82
INVESTMENT OPERATIONS
Net investment income (loss)(a) (0.06) 0.01 (0.01) 0.02 (0.10) (0.14)
Net realized and unrealized gain
(loss)
0.88 5.19 2.42 1.28 (7.22) 7.32
Total from Investment Operations
0.82 5.20 2.41 1.30 (7.32) 7.18
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.01) (0.10) (0.01) – (0.15) –
Net realized gain
– – – – (4.16) (2.18)
Total Distributions to Shareholders
(0.01) (0.10) (0.01) – (4.31) (2.18)
PAID IN CAPITAL FROM
REDEMPTION FEES(a)
– – – – – –(b)
NET ASSET VALUE,
End of Period
$ 19.80 $ 18.99 $ 13.89 $ 11.49 $ 10.19 $ 21.82
TOTAL RETURN(c)
4.31%(d) 37.53% 20.97% 12.76% (39.05)% 42.63%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 46,295 $ 44,386 $ 35,442 $ 50,026 $ 45,168 $ 121,627
Ratios of Expenses to Average Net
Assets:
Before fees waived/recouped 1.25%(e) 1.30% 1.15% 1.17% 1.37% 1.44%
After fees waived/recouped 0.98%(e) 0.98% 0.98% 0.98% 1.29% 1.44%
Ratios of Net Investment Income to
Average Net Assets:
Before fees waived/recouped (0.42)%(e) (0.23)% (0.28)% (0.03)% (0.70)% (0.67)%
After fees waived/recouped (0.28)%(e) 0.09% (0.11)% 0.16% (0.63)% (0.67)%
PORTFOLIO TURNOVER RATE 22%(d) 82% 208% 94% 265% 477%(f)
(a) Calculated based on average shares outstanding during each period.
(b) Rounds to less than $0.005 per share.
(c) Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
(d) Not annualized.
(e) Annualized.
(f) The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2025

1. ORGANIZATION
EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), the Trust is comprised of two funds, and is authorized to issue multiple series and classes of shares. ERShares Global Entrepreneurs (the “Fund”, formerly known as EntrepreneurShares Global
Fund) is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on November 11, 2010.
The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing mainly in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by the Fund’s portfolio manager. EntrepreneurShares, LLC, is the Fund’s
Sub-Advisor (the “Sub-Advisor”), and Seaport Global Advisors, LLC, formerly known as Weston Capital Advisors, LLC, is the
Fund’s investment advisor (the “Advisor”). Dr. Joel M. Shulman, Managing Director of the Advisor and President of the Sub-
Advisor, has been the Fund’s portfolio manager since November 11, 2010. Due to the significance of oversight and their role, the management committee of the Advisor is determined to be the Chief Operating Decision Maker.
The Fund has registered three classes of shares: Class A shares, Retail Class shares and Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Trust’s Board of Trustees (the
“Board”). On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Currently, only Institutional Class shares of the Fund are being offered.
The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Advisor, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S.
GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including
Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Investment Valuations
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.
In determining the net asset value (“NAV”) of the Fund’s shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“Nasdaq”) are valued at the last sale price on the day the valuation is made. Securities that are traded on Nasdaq under one of its three listing tiers, Nasdaq Global Select Market,
Nasdaq Global Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2025

Unlisted securities held by the Fund are valued at the average of the quoted bid and ask prices in the over-the-counter market.
Securities and other assets for which market quotations are not readily available are valued at their fair value in good faith by the
Advisor, acting in its capacity as valuation designee pursuant to Rule 2a-5 under the 1940 Act, under procedures established by and under the general supervision and responsibility of the Board.
Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b)
options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the SEC; (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange (“NYSE”)
that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.
Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.
There can be no assurance that the Fund could obtain the fair value price assigned to a security upon sale. Securities that are not listed on an exchange are valued by the Fund’s Advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisor and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5)
whether the same or similar securities are held by other funds managed by the Advisor or other fund and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisor; and (7) the liquidity or illiquidity of the market for the security.
Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly offered or exchange-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.
Fair Value Measurement
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1: Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date;
Level 2: Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly.
These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;
Level 3: Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2025

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes
“observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.
Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The table below is a summary of the inputs used to value the Fund’s investments as of December 31, 2025.
Please refer to the schedule of investments for more information regarding security characteristics.
The following is the activity in investments in which significant unobservable inputs (Level 3) were used in determining value as of December 31, 2025:
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value
Measurements for investments held as of December 31, 2025:
Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.
Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Valuation Policies. Private investments generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
$ 42,215,197 $ – $ – $ 42,215,197
Partnership Interests
– – 833 , 546 833 , 546
Money Market Fund
3,253,307 – – 3,253,307
Investments at Value
$ 4 5 , 468 , 504 $ – $ 833 , 546 $ 4 6 , 302 , 050
Partnership Interests
Balance as of June 30, 2025 $ 2,000,000
Proceeds from sales (1,095,779)
Realized gain (loss) 75,779
Net change in unrealized appreciation/depreciation (146,454)
Balance as of December 31, 2025 $ 833,546
Net change in unrealized appreciation/depreciation for the period ended December 31, 2025 related to Level 3 investments held at December 31, 2025 $ (166,454)
Level 3 Investment Fair Value Valuation Technique
Unobservable
Input
Range (Weighted
Average)
Impact to Valuation
from an Increase in
Input
FIKA Holdings SPV QP, LP $ 833,546 Adjusted Reported NAV Reported NAV N/A Increase
Total
$ 833,546

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2025

Use of Estimates and Indemnifications
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.
In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.
Federal Income Taxes
The Fund intends to continue to qualify each year as a “regulated investment company” under Sub-chapter M of the Internal
Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net realized gains to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or exercise tax provision is required.
The Fund has reviewed all open tax years and major jurisdictions and concluded that the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the fiscal year ended June
30, 2025. The Fund would recognize interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations.
During the fiscal year ended June 30, 2025, the Fund did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
Distribution to Shareholders
The Fund intends to continue to distribute to their shareholders any net investment income and any net realized long or short-
term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.
Allocation of Expenses
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.
Foreign Currency Transactions
The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included in net realized and unrealized gain or (loss) on investments in the Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid.
Security Description Acquisition Date Cost Value % of Net Assets
FIKA Holdings SPV QP, LP December 13, 2024 $ 1,020,000 $ 833 , 546 1.8%
$ 1 ,0 2 0,000 $ 833 , 546 1.8%

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2025

Net unrealized foreign exchange gains (losses) arise from the changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
Investment Transactions and Investment Income
Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date.
For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes.
Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.
Securities Lending
The Fund may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower.
The Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.
The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Fund will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.
Disclosures about Offsetting Assets and Liabilities
The Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.
3. AGREEMENTS
Investment Advisory Agreement
The Advisor, a related party of the Fund, oversees the performance of the Fund and is responsible for overseeing the management of the investment portfolio of the Fund. These services are provided under the terms of an investment advisory agreement between the
Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 0.89%. Through November 1, 2026, the Advisor has agreed to waive and/or reimburse the Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2025

providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business of the
Institutional Class shares of the Fund to the amounts of 0.98% per annum of net assets attributable to such shares of the Fund.
The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by the Advisor.
Sub-Advisory services are provided to the Fund, pursuant to an agreement between the Advisor and Sub-Advisor.
Under the terms of this sub-advisory agreement, the Advisor, not the Fund, compensates the Sub-Advisor based on the Fund’s average net assets. Certain officers of the Advisor are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both the
Advisor and the Sub-Advisor. Other service providers have voluntarily agreed to waive a portion of their fees. Other waivers are not eligible for recoupment. For the period ended December 31, 2025, fees waived and expenses reimbursed were as follows:
Each waiver/expense payment by the Advisor is subject to recoupment by the Advisor from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:
Other Service Providers
Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Chief Compliance Officer to the Fund, as well as certain additional compliance support functions
4. INCOME TAXES
The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.
The tax character of distributions paid for the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:
Investment
Advisor Fees
Waived Other Waivers Total
$ 64,469 $ 827 $ 65,296
Recoverable Through
June 30, 2026 $ 86,600
June 30, 2027 86,186
June 30, 2028 124,202
June 30, 2029 64,469
2025 2024
Distributions paid from:
Ordinary income
(a)
$ 251,881 $ 37,447
Total distributions paid $ 251,881 $ 37,447
(a)
Short-term capital gain distributions are treated as ordinary income for tax purposes.

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2025

The Fund designates long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2025.
Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.
At December 31, 2025, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation (depreciation) were as follows:
At June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:
As of June 30, 2025, the Fund had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $10,885,806 and $4,452,681, respectively. During the fiscal year ended June 30, 2025, the Fund utilized
$5,830,887 and $1,509,135 of available short-term and long-term capital loss carryforwards, respectively.
The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax
Disclosures” (“ASU 2023-09”) during the period ended December 31, 2025. Adoption of the new standard by the Fund impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
5. RELATED PARTIES
At December 31, 2025, certain officers of the Trust were also employees of the Advisor. However, these officers were not compensated directly by the Fund. Refer to Note 1 for more information.
6. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, for the benefit of its shareholders, MAC & Co., an affiliate of the Fund, held 92.63% of the total Fund shares outstanding.
7. INVESTMENT TRANSACTIONS
For the period ended December 31, 2025, purchases and sales of investment securities, other than short-term investments, were
$9,888,203 and $11,720,835, respectively. There were no purchases or sales of long-term U.S. government obligations during the period ended December 31, 2025.
8. REDEMPTION FEES
The Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within five business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.
Gross Unrealized Appreciation $ 13,476,271
Gross Unrealized Depreciation (3,323,505)
Net Unrealized Appreciation $ 10,152,766
Undistributed Ordinary Income $ 19,853
Capital and Other Losses (15,838,487)
Net Unrealized Appreciation 10,781,791
Total $ (4,536,843)

ERShares Global Entrepreneurs
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2025

9. SECTOR RISK
If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2025, the Fund had 38.6% of the value of its net assets invested in stocks within the Technology sector.
10. PRIVATELY OFFERED SECURITY RISK
Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a special-purpose vehicle
(“SPV”), the Fund may also be subject to management and performance fees of the SPV.
11. FOREIGN SECURITIES RISK
The Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund invests in are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Fund calculates its NAV.
That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Fund calculate its NAV.
Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include:
currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.
12. SUBSEQUENT EVENTS EVALUATION
Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

ERShares Global Entrepreneurs
OTHER INFORMATION (UNAUDITED)
DECEMBER 31, 2025

Change in and Disagreements with Accountants (Item 8 of Form N-CSR)
Not applicable.
Proxy Disclosure (Item 9 of Form N-CSR)
Not applicable.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7a.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Investment Advisory Agreement Approval
At the September 9, 2025 Board Meeting, the Board of Trustees (“Board”) of EntrepreneurShares Series Trust (“Trust”), including the Independent Trustees, considered the approval of the continuance of the Investment Advisory Agreement between Seaport
Global Advisors, LLC (“Seaport”) and the Trust, on behalf of the Fund (the “Seaport Advisory Agreement”). The Board also considered the proposed continuance of the Investment Sub-Advisory Agreement between Seaport and EntrepreneurShares, LLC
(“Subadviser” and, together with Seaport, the “Advisers”), in respect of the Global Fund (the “Sub-Advisory Agreement”, and
together with the Seaport Advisory Agreement, the “Advisory Agreements”, and each an “Advisory Agreement”).
In preparation for its deliberations, the Board requested written responses from the Advisers to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by each firm. The Board also discussed the materials with Fund and Independent Trustee counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from senior representatives of the Advisers and was advised by Independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Fund by the Advisers, including information on the investment performance of the Fund; (ii) the costs of the services provided and profitability to Seaport with respect to its relationship with the Fund; (iii) information concerning the advisory fee and total expense ratio of the Fund, including a comparison to the fees and expenses of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables investors to share in the benefits of economies of scale; and (v) other benefits received by Seaport from its relationship with the Fund. The Board recognized that the evaluation process with respect to the Advisers was an ongoing one and, in this regard, the Board considered information provided by each firm at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Advisers, and a discussion about each firm’s personnel, operations and financial condition, the Board considered the quality of services provided under the Advisory
Agreements. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel with principal responsibility for the Fund, as well as the investment philosophy and decision-making processes of the Advisers, and the capability and integrity of each firm’s senior management and staff.
The Board considered also the adequacy of each firm’s resources. The Board noted each firm’s representation that the firm is in stable financial condition, that Seaport is able to meet its expense reimbursement obligations to the Fund, and that the firms have the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Advisers in connection with the Board’s consideration of the renewal of the Advisory Agreements, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreements.

ERShares Global Entrepreneurs
OTHER INFORMATION (UNAUDITED)
DECEMBER 31, 2025

Performance
In connection with a presentation by the Advisers regarding their approach to managing the Fund, the Board reviewed the performance of the Fund compared to its benchmark and to a peer group of funds.
The Board considered that the Fund outperformed its primary benchmark index, the MSCI World Index, for each of the one- and three-year periods ended June 30, 2025, and underperformed the primary benchmark for the five-year period ended June 30, 2025, and for the period since the Fund’s inception on November 11, 2010. The Board also considered the Fund’s performance relative to a peer group of funds in the Morningstar World Large Cap Growth category with characteristics similar to those of the Fund. The
Board observed that, based on the information from Morningstar, the Fund outperformed the average of its Morningstar peer group for the one-, three-, and 10-year periods ended June 30, 2025, and underperformed the average of the Morningstar peer group for the five-year period ended June 30, 2025. The Board noted that the Fund significantly outperformed the index and peers during the one-year period ended June 30, 2025, and was among the best performing funds in the industry during that time.
The Board considered the Adviser’s representation that the relative performance over the one- and three-year periods for the Fund could be attributed, in part, to stock selection within certain sectors. The Board also considered the Adviser’s representation that the
Fund is designed to provide long-term capital appreciation, and that the Fund continued to show the ability to achieve this objective over the long term.
In consideration of the Fund’s investment objectives and strategies and the foregoing performance information, among other considerations, the Board determined that the Fund could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the compensation of Seaport for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Morningstar peer group. The Board noted that, although the net advisory fee rate for the Fund was higher than the median of its Morningstar peers, the Fund’s net expense ratio was significantly lower than the average of the Morningstar peers. The Board also noted that Seaport had in place a contractual expense waiver for the Fund, pursuant to which Seaport continued to waive a portion of its investment advisory fees in order to subsidize the Fund’s expenses, and that Seaport pays the Subadviser out of its advisory fee.
Based on the foregoing and other relevant factors, the Board concluded that the current advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Advisers regarding the costs of services and profitability with respect to the
Fund. In this regard, the Board considered the Advisers’ operating expenses and other resources devoted to the Fund, as well as the information provided by Seaport regarding costs and overall profitability. The Board noted that Seaport had in place a contractual expense waiver to ensure the expense ratios for the Fund remained at competitive levels. The Board also noted that Seaport had committed to extending the expense cap arrangements for the Fund for another one-year period. The Board further noted the representations of Seaport regarding the firm’s profitability in respect of Fund operations, including that the Fund represented a relatively high percentage of each Adviser’s overall administrative, reporting, and compliance expenses. Based on these and other applicable considerations, the Board concluded that Seaport’s profits attributable to management of the Fund were reasonable.
The Board did not consider information regarding the costs of services provided or profits realized by the Subadviser from its relationship with the Fund, noting instead that Seaport, and not the Fund, was responsible for paying the subadvisory fees due under the Investment Subadvisory Agreement. Under these circumstances, the Board concluded that the Subadviser’s profitability was not a material factor in determining whether to approve the continuance of the Subadvisory Agreement.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this respect, the Board considered the Fund’s fee structure, asset size, and net expense ratio, giving effect to the Fund’s expense waiver agreement. The Board reviewed relevant

ERShares Global Entrepreneurs
OTHER INFORMATION (UNAUDITED)
DECEMBER 31, 2025

materials and discussed whether the use of breakpoints would be appropriate at this time, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. Given the current assets of the Fund, and the Advisers’
representations that the level of the Fund’s assets had not provided meaningful economies of scale to date, among other relevant considerations, the Board concluded that any existing economies of scale were captured by the expense cap structure of the Fund and that the advisory fees for the Fund remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Advisers’ representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory
Agreements.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Advisers, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Advisory Agreements, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

(b)	Included as part of financial statements filed under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Included as part of financial statements filed under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of financial statements filed under Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EntrepreneurShares Series Trust

By	/s/ Dr. Joel M. Shulman
Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dr. Joel M. Shulman
Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date	February 12, 2026